BLACKROCK VARIABLE SERIES FUNDS, INC.

BlackRock Basic Value V.I. Fund

BlackRock Capital Appreciation V.I. Fund

BlackRock Equity Dividend V.I. Fund

BlackRock Large Cap Focus Growth V.I. Fund

(each, a “Fund” and together, the “Funds”)

Supplement dated December 12, 2025 (the “Supplement”) to the Funds’

Statement of Additional Information (“SAI”), dated May 1, 2025, as supplemented or amended to date

The following changes are made to the Fund’s SAI:

The section entitled “Management, Advisory and Other Service Arrangements — Portfolio Manager Information” is revised as follows:

The first paragraph of the sub-section entitled “Other Funds and Accounts Managed” is deleted in its entirety and replaced with the following:

The following table sets forth information about funds and accounts other than each applicable Fund for which each Fund’s (other than BlackRock Government Money Market V.I. Fund’s) portfolio manager or managers are primarily responsible for the day-to-day portfolio management as of the Company’s fiscal year ended December 31, 2024 (except as otherwise noted below).

The sub-section entitled “Other Funds and Accounts Managed — BlackRock Basic Value V.I. Fund” is deleted in its entirety and replaced with the following:

BlackRock Basic Value V.I. Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Tony DeSpirito[1]	13 $28.06 Billion	12 $6.21 Billion	5 $915.58 Million	0 $0	0 $0	1 $57.53 Million
David Zhao	13 $28.06 Billion	12 $6.21 Billion	5 $915.58 Million	0 $0	0 $0	1 $57.53 Million

[1]	Effective December 31, 2025, Tony DeSpirito will no longer serve as a portfolio manager of BlackRock Basic Value V.I. Fund.

The sub-section entitled “Other Funds and Accounts Managed — BlackRock Capital Appreciation V.I. Fund” is deleted in its entirety and replaced with the following:

BlackRock Capital Appreciation V.I. Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Sally Du, CFA*	12 $23.05 Billion	8 $7.35 Billion	0 $0	0 $0	0 $0	0 $0
Reid Menge*	16 $42.85 Billion	7 $22.94 Billion	3 $282.8 Million	0 $0	0 $0	0 $0

*	Information provided as of October 31, 2025.

The sub-section entitled “Other Funds and Accounts Managed — BlackRock Equity Dividend V.I. Fund” is deleted in its entirety and replaced with the following:

BlackRock Equity Dividend V.I. Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Tony DeSpirito[1]	13 $28.06 Billion	12 $6.21 Billion	5 $915.58 Million	0 $0	0 $0	1 $57.53 Million
Cem Inal[2]	0 $0	0 $0	0 $0	0 $0	0 $0	0 $0
David Zhao	13 $28.06 Billion	12 $6.21 Billion	5 $915.58 Million	0 $0	0 $0	1 $57.53 Million

[1]	Effective December 31, 2025, Tony DeSpirito will no longer serve as a portfolio manager of BlackRock Equity Dividend V.I. Fund.

[2]	Information provided as of October 31, 2025.

The sub-section entitled “Other Funds and Accounts Managed — BlackRock Large Cap Focus Growth V.I. Fund” is deleted in its entirety and replaced with the following:

BlackRock Large Cap Focus Growth V.I. Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Sally Du, CFA*	12 $22.85 Billion	8 $7.35 Billion	0 $0	0 $0	0 $0	0 $0
Reid Menge*	16 $42.65 Billion	7 $22.94 Billion	3 $282.8 Million	0 $0	0 $0	0 $0

*	Information provided as of October 31, 2025.

The sub-section entitled “Fund Ownership” is deleted in its entirety and replaced with the following:

Fund Ownership

As of October 31, 2025 for Messrs. Inal and Menge and Ms. Du and for the fiscal year ended December 31, 2024 for all other portfolio managers, no portfolio manager beneficially owned any equity securities of any Fund because no portfolio manager had invested in the type of insurance contract through which the Funds must be purchased.

The first paragraph of the sub-section entitled “Portfolio Manager Compensation Overview — Discretionary Incentive Compensation” is deleted in its entirety and replaced with the following:

The discussion below describes the compensation of Messrs. Inal and Menge and Ms. Du as of October 31, 2025 and the compensation of all other portfolio managers as of December 31, 2024.

The sub-section entitled “Portfolio Manager Compensation Overview — Discretionary Incentive Compensation — Messrs. Ruvinsky, DeSpirito, Savi, Cooke, Mathieson, Zhao and Andrews and Mses. Bottinelli, Greenen and Treharne” is deleted in its entirety and replaced with the following:

Discretionary Incentive Compensation

Messrs. Menge, DeSpirito, Savi, Cooke, Mathieson, Zhao, Inal and Andrews and Mses. Du, Greenen and Treharne

Generally, discretionary incentive compensation for Fundamental Equities portfolio managers is based on a formulaic compensation program. BlackRock’s formulaic portfolio manager compensation program is based on team revenue and pre-tax investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods, as applicable. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Funds or other accounts managed by the portfolio managers are measured. BlackRock’s global compensation team determines the benchmarks or rankings against which the performance of funds and other accounts managed by each portfolio management team is compared and the period of time over which performance is evaluated. With respect to these portfolio managers, such benchmarks for the Funds and other accounts are:

Portfolio Manager	Funds Managed	Applicable Benchmarks
Sally Du, CFA	BlackRock Capital Appreciation V.I. Fund BlackRock Large Cap Focus Growth V.I. Fund	S&P 500 Index; ICE BofA US 3-month Treasury Bill Index; Russell 1000 Index.
Reid Menge	BlackRock Capital Appreciation V.I. Fund BlackRock Large Cap Focus Growth V.I. Fund	MSCI ACWI 25% Call Overwrite Index; MSCI All Country World Index (Net Total Return); MSCI All Country World Information Technology Index — Net Return in USD.
Tony DeSpirito[1] David Zhao	BlackRock Basic Value V.I. Fund	FTSE United States in GBP; MSCI All Country (AC) Americas Index; Russell 1000 Index (GBP); Russell 1000 Index (Gross Total Return); Russell 1000 Value Index (Total Return); Russell 1000 Value Index TR in GBP; Russell 1000 Value TR Customized Index Performance Benchmark JPY; Russell 1000, expressed in EUR; Russell MidCap Value Index; S&P United States MidSmallCap Index; S&P US MidSmallCap Index (GBP)
Tony DeSpirito[1] Cem Inal David Zhao	BlackRock Equity Dividend V.I. Fund	FTSE United States in GBP; MSCI All Country (AC) Americas Index; Russell 1000 Index (GBP); Russell 1000 Index (Gross Total Return); Russell 1000 Value Index (Total Return); Russell 1000 Value Index TR in GBP; Russell 1000 Value TR Customized Index Performance Benchmark JPY; Russell 1000, expressed in EUR; Russell MidCap Value Index; S&P United States MidSmallCap Index; S&P US MidSmallCap Index (GBP)
Raffaele Savi Travis Cooke, CFA Richard Mathieson	BlackRock Advantage Large Cap Core V.I. Fund BlackRock Advantage Large Cap Value V.I. Fund BlackRock Advantage SMID Cap V.I. Fund	No benchmarks.
Olivia Treharne, CFA Molly Greenen, CFA	BlackRock International V.I. Fund	70% MS_ACWNXUS / 30% LIBOR_3MO; 70% MSACWLDNET / 30% LIBOR_3MO Index; MSCI ACWI HIGH DIVIDEND YIELD — NET USD; MSCI All Country World Index (Net Total Return); MSCI All Country World Net TR Index; MSCI All Country World Net TR Index — in GBP; MSCI World Ex Japan Gross TR Index — in JPY

Portfolio Manager	Funds Managed	Applicable Benchmarks
Stephen Andrews	BlackRock International V.I. Fund	CSI 300 Net TR in USD; FTSE World Asia Pacific Ex Japan, in GBP; ICE BofA 3 Month Treasury Bill Index (G0O1); SOFR 3 Month Index; MSCI AC ASEAN (Net Total Return USD); MSCI AC Asia ex Japan (Net) in USD Performance Index; MSCI AC ASIA ex JAPAN ex TAIWAN — Gross USD; MSCI AC Asia Ex Japan IMI Index; MSCI AC Asia ex Japan Index NET (SPL MXN); MSCI AC Asia Pacific Index (Net Total Return); MSCI All Country Asia Ex Japan in AUD Net Return; MSCI All Country Asia ex Japan in GBP Net TR; MSCI All Country Asia ex Japan in SEK — NET; MSCI All Country Asia ex Japan in USD — NET; MSCI All Country Asia Pacific Ex Japan Index, Net Dividends; MSCI All Country Asia Pacific Ex Japan Index, Net Dividends in GBP; MSCI Asia Pacific ex Japan ex Taiwan Gross TR Index; MSCI China All Shares 10-40 NET Index; MSCI EM Asia Index Net; MSCI EM China 10/40 Net TR Index; MSCI India 10-40 Index in USD; MSCI India Gross Returns in JPY; MSCI CHINA A ONSHORE Index in CNY

[1]	Effective December 31, 2025, Tony DeSpirito will no longer serve as a portfolio manager of BlackRock Basic Value V.I. Fund and BlackRock Equity Dividend V.I. Fund.

A smaller element of portfolio manager discretionary compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, technology and innovation. These factors are considered collectively by BlackRock management and the relevant Chief Investment Officers.

Shareholders should retain this Supplement for future reference.

SAI-VAR-1225SUP

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